Condensed Consolidated Balance Sheets (Current Period Unaudited) - USD ($)	Mar. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 166,749	$ 454,030
Grant funds receivable	21,514	28,074
Prepaid expenses and other current assets	52,124	62,275
Total current assets	240,387	544,379
Property and equipment, net	52,280	54,828
Deposits	11,010	11,010
Total assets	303,677	610,217
Current liabilities:
Accounts payable	150,912	75,607
Accrued expenses	396,989	294,240
Total current liabilities	547,901	369,847
Commitments
Stockholders’ equity (deficiency):
Common stock, $.001 par value:	56,219	55,235
Additional paid-in capital	34,977,726	34,914,963
Accumulated deficit	(36,294,969)	(35,746,628)
Total stockholders’ equity (deficiency)	(244,224)	240,370
Total liabilities and stockholders’ equity (deficiency)	303,677	610,217
Series B Convertible Preferred Stock [Member]
Stockholders’ equity (deficiency):
Convertible Preferred Stock	76,095	76,095
Series C Convertible Preferred Stock [Member]
Stockholders’ equity (deficiency):
Convertible Preferred Stock	$ 940,705	$ 940,705